UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                          FORM 24F-2
               Annual Notice of  Securities Sold
                    Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.
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  1.   Name and address of issuer:
               JPMORGAN TRUST I
               277 Park Avenue
               New York, New York, 10172
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  2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

               JPMorgan 100% U.S. Treasury Securities Money Market Fund JPMorgan California Municipal Money Market Fund
               JPMorgan California Tax Free Bond Fund
               JPMorgan Corporate Bond Fund
               JPMorgan Emerging Markets
			          Corporate Debt Fund(Liquidated on 02/03/2020)
               JPMorgan Emerging Markets Debt Fund
               JPMorgan Federal Money Market Fund
               JPMorgan Floating Rate Income Fund
               JPMorgan Global Bond Opportunities Fund
               JPMorgan High Yield Municipal Fund
               JPMorgan Income Fund
               JPMorgan Inflation Managed Bond Fund
               JPMorgan Intermediate Tax Free Bond Fund
               JPMorgan Managed Income Fund
               JPMorgan New York Municipal Money Market Fund
               JPMorgan New York Tax Free Bond Fund
               JPMorgan Prime Money Market Fund
               JPMorgan Short Duration Core Plus Fund
               JPMorgan Strategic Income Opportunities Fund
               JPMorgan Tax Free Money Market Fund
               JPMorgan Total Return Fund
               JPMorgan Unconstrained Debt Fund


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  3.   Investment Company Act File Number:      811-21295

       Securities Act File Number:              333-103022

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 4(a). Last day of the fiscal year for which this notice is filed:
               February 29, 2020

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 4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       Note: If the Form is being filed late, interest must be paid on the registration fee due.
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 4(c). [ ]  Check box if this is the last time the issuer will be filing this Form.
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  5.   Calculation of registration fee:

       (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                       $2,230,850,827,172
                                                       ------------------

       (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                       $2,190,267,856,204
                                                       ------------------

       (iii) Aggregate price of securities redeemed or
       repurchased during any prior fiscal year ending no
       earlier than October 11, 1995 that were not
       previously used to reduce registration fees payable
       to the Commission:
                                                           $7,983,718,063
                                                         ----------------


       (iv) Total available redemption credits
             [Add items 5(ii) and 5(iii)]:

                                               -       $2,198,251,574,267
                                                       ------------------
       (v) Net Sales - If item 5(i) is greater than item 5(iv)
             [subtract Item 5(iv) from Item 5(i) ]

                                                          $32,599,252,905
                                                         ----------------

       (vi) Redemption credits available for use in future years
       -if Item 5(i) is less than Item 5(iv) [subtract Item
       5(iv) from Item 5(i)]:
                                                                       $0
                                                         ----------------

       (vii) Multiplier for determining registration fee (See
       Instruction C.9):
                                                                0.0001298
                                                         ----------------

       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):
               (enter "0" if no fee is due):

                                               =            $4,231,383.03
                                                         ----------------

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  6.   Prepaid shares
       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
       (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


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  7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                               +                       $0
                                                         ----------------
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  8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                               =            $4,231,383.03
                                                         ----------------
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  9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
       May 21, 2020

       Method of Delivery:
               [X] Wire Transfer
               [ ] Mail or other means


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       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                                    /s/Shannon M. Gaines
       By (Signature and Title)*    Shannon M. Gaines, Assistant Treasurer


       Date:   May 21, 2020
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       *Please print the name and title of the signing officer below the signature.